Employee Benefits - Summary of Expected Benefit Payments (Detail) $ in Thousands	Mar. 31, 2021 USD ($)
Disclosure Of Defined Benefit Plans [Abstract]
March 31, 2022	$ 1,252
March 31, 2023	1,227
March 31, 2024	1,336
March 31, 2025	1,363
March 31, 2026	1,402
Thereafter	$ 5,494